VESSELS, RIGS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
VESSELS, RIGS AND EQUIPMENT, NET	VESSELS, RIGS AND EQUIPMENT, NET
Movements in the year ended December 31, 2024 summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels, Rigs and Equipment, net
Balance as of December 31, 2023	3,454,193	(799,460)	2,654,733
Depreciation	—	(207,989)	(207,989)
Vessel additions	518,820	—	518,820
Capital improvements	49,842	—	49,842
Vessel disposals	(37,496)	32,126	(5,370)
Reclassification from 'Vessels under finance lease, net'	542,262	—	542,262
Balance as of December 31, 2024	4,527,621	(975,323)	3,552,298

During the year ended December 31, 2024, the Company took delivery of two 7,000 car equivalent unit (“CEU”) car carriers, Odin Highway and Thor Highway, for a total acquisition price of $170.2 million, three newbuild LR2 product tankers, SFL Tucana, SFL Taurus and SFL Tigris, for a total acquisition price of $234.9 million, and two chemical tankers, SFL Aruba and SFL Bonaire, for a total acquisition price of $113.6 million. Upon delivery, the vessels immediately commenced their long term charters.

Capital improvements of $49.8 million (December 31, 2023: $117.8 million) relate to Special Periodic Survey (“SPS”) and capital upgrades performed on the drilling rigs Linus and Hercules, and capital upgrades performed on the 6,800 TEU container vessel SFL Maui during the year ended December 31, 2024. SPS costs of $20.0 million were capitalized as a separate component of the rigs and are depreciated until the next SPS, which is in five years. In addition, capital upgrades of $29.4 million were capitalized as a separate component of the rigs and are depreciated over their useful economic life which ranges between three years and 10 years.

During the year ended, December 31, 2024, the Company exercised the purchase options to buy back seven container vessels, which were previously recorded as "Vessels Under Finance Lease, net". The carrying value of the vessels of $542.3 million was reclassified to "Vessels, Rigs and Equipment, net".

During the year ended December 31, 2024, the Company sold the 1,700 TEU container vessel, Green Ace, to an unrelated third party and a net gain of $5.4 million was recognized in the Consolidated Statement of Operations in connection to the disposal. (See also Note 9: Gain on Sale of Assets and Termination of Charters).

Acquisitions, disposals and impairments in respect of vessels accounted for as sales-type leases, direct financing leases, leaseback assets and vessels under finance leases are discussed in Note 17: Investment in Sales-Type Leases and Leaseback Assets and Note 15: Vessels under Finance Lease, Net.